Senior Secured Convertible Notes Payable (in default)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Senior Convertible Notes Payable
Senior Convertible Notes Payable (in default)

Note 5: Senior Convertible Notes Payable

The Company has issued four series of senior secured convertible notes payable (collectively, the “Senior Convertible Notes”). In general, each series is convertible into shares of common stock. At August 31, 2019, the Company had $6.8 million of the Senior Convertible Notes in default. During the nine months ended May 31, 2020, the Company entered into a series of note amendments, exchanges, and settlements resulting in the resolution of the default conditions and subsequent repayment or conversion of all Senior Convertible Notes. The Senior Convertible Notes Payable consist of the following:

	May 31	August 31,
	2020	2019
	(unaudited)
Senior Convertible Notes, Principal	$-	$6,808,000
Less: debt discount and deferred financing costs	-	(3,457,000)
Total outstanding convertible notes, net	$-	$3,351,000
Less: current portion of convertible notes payable	-	(3,351,000)
Long-term convertible notes payable	$-	$-

As of August 31, 2019, the Company had been declared in default of its Senior Convertible Notes for not honoring conversion notices in June 2019. Three of the Company’s five institutional investors had filed litigation and the Senior Convertible Notes were considered to be in default as of August 31, 2019. See also Note 9 for additional information on the litigation related to the Senior Convertible Notes.

During the nine months ended May 31, 2020, the Company resolved all litigation related to its outstanding notes and all of the Senior Convertible Notes were repaid in cash or converted into common stock.  On August 31, 2019 the Company had gross principal of $6,808,000 representing:

•

June 2018 Senior Convertible Notes due September 6, 2019 with a principal balance of $1,466,000 (the “June 2018 Notes”). The June 2018 Notes were converted or repaid in cash in January 2020 as described in the activity below.

•

Senior Convertible Notes due December 31, 2019 with a principal balance of $867,000 (the “December 2018 Notes”). The December 2018 Notes were either exchanged for December 2019 Exchange Notes and subsequently converted into common shares, converted into common shares in January 2020 or repaid in cash in January 2020 as described in the activity below.

•

Senior Convertible Notes due September 12, 2020 with a principal balance of $4,475,000 (the “March 2019 Notes”). The March 2019 Notes were either exchanged for December 2019 Exchange Notes (as defined below), converted or repaid in cash in January 2020 or exchanged for amended notes in March 2020 which were converted in the quarter ended May 31, 2020.

On December 6, 2019, the Company entered into an exchange agreement with the holder of $2,445,000 of its March 2019 Notes and $222,000 of its December 2018 Notes for new senior convertible notes (the "December 2019 Exchange Notes"). The December 2019 Exchange Notes and the related warrant and note conversion agreement revised the conversion price of the holder’s December 2018 Notes and March 2019 Notes to $40.00 per share, extended the term of the notes to March 1, 2022, provided for a revised quarterly amortization schedule beginning April 1, 2020 of 12.5% of the principal balance as of January 31, 2020 payable in cash , and removed certain anti-dilution terms warrants issued in March 2019 (the “March 2019 Warrants”). The Company agreed to issue an additional $200,000 of consideration to the holder, payable in common stock, as consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 Notes to $244,000, and from $2,445,000 for the March 2019 Notes to $2,690,000, for a combined revised principal balance of $2,934,000. On December 11, 2019, the Company issued 21,750 shares of common stock to the holder in satisfaction of the additional $200,000 of consideration.  The Company provided for up to 10% of the revised combined principal of $2,934,000 to be converted at a reduced price of $12.20 per share until January 31, 2020.  In January 2020, the investor converted $293,000 into 24,049 shares of common stock.  The Company evaluated the exchange under ASC 470 and determined that the exchange should be treated as a debt modification.  The Company recorded an additional note discount of $467,000 representing the combined additional shares issued, valued at $200,000 and the additional $267,000 in notes issued in the exchange.

December 2019 Exchange

The terms of the December 2019 Exchange Notes are summarized as follows:

•	Term: April 1, 2022;
•	Coupon: 0%;
•	Default interest rate: 18%;
•	10% of the revised note balance may be converted at $12.20 per share until January 31, 2020
•	Remainder Convertible at the option of the holder at any time at a price of $40 per share but subject to down round price protection;
•	Amortization payment of 12.5% of January 31, 2020 principal balance payable in cash;
•

Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or default related to missed amortization payment, subject to a floor conversion price of $1.84 per share, 80% for all alternate event of default conversion, or 85% if such alternate conversion is an alternate optional conversion;

•	Redemption at the option of the Company at 15% premium at any time.

In January 2020, one investor received a legal judgement for $500,000 plus default interest of $52,000.  The judgement was paid in cash in January 2020, which included the repayment of $310,000 principal of the March 2019 Notes.  Upon payment of the legal judgement, the litigation was resolved with this investor.

In January 2020, the Company settled all legal claims with two investors by entering into settlement agreements and by payment of $2,047,000 in cash and the issuance of 103,593 shares of common stock.  The settlements resulted in the elimination of combined default penalties, default interest, and $2,194,000 of principal of the June 2018 Notes, the December 2018 Notes, and the March 2019 Notes.

In January 2020, the Company reduced the conversion price of the remaining June 2018 Notes and the December 2018 Notes payable to  $12.20, and $500,000 of  the June 2018 Notes and the December 2018 Notes were converted into 41,004 shares of common stock.  An additional 4,207 shares of common stock were issued in settlement of default interest of $51,000.

In January 2020, one investor converted $130,000 of the March 2019 Note principal and $28,000 of accrued default interest at $12.20 per share into 12,915 shares of common stock, and one investor converted $293,000 of the December 2019 Exchange Notes into 24,049 shares at a conversion price of $12.20 per share.

As a result of these settlements and conversions, the Company recorded $567,000 of additional expense for debt conversion inducement representing the value of the shares issued at market and the $12.20 per share conversion price on the date of issuance.

The Company had previously recorded $1,800,000 of accrued interest and penalties as of August 31, 2019. As a result of the settlements and resolution of litigation, the Company recorded a gain of $760,000 for the quarter ended February 29, 2020 and the nine months ended May 31, 2020.

March 2020 Warrant and Note Exchanges and Note Conversions

Between March 1, 2020 and March 22, 2020, the conversion terms of the December 2019 Exchange Notes and March 2019 Notes were modified at the mutual agreement of the investors and the Company to temporarily change the conversion price to a fixed conversion price of $9.20 per share. Three investors converted $1,047,000 of the Company’s Convertible Notes and $25,000 of accrued default interest into 135,508 shares of common stock at a conversion price of $9.20 per share.  The Company recorded an additional loss on note conversion of $413,000 representing the pro rata portion of the unamortized note discount and deferred financing fees.

On March 23, 2020, the Company entered into the following Amendment and Exchange Agreements (the “Amendment and Exchange Agreements”) with certain institutional investors, pursuant to which the Company amended and restated certain existing March 2019 Notes including the capitalization of $59,000 of accrued default interest (the “Amended and Restated Notes”) and issued (i) convertible notes in an aggregate principal amount of $167,000 convertible into shares of common stock at a conversion price of $9.20 per share of common stock (the “Exchange Notes”), (ii) warrants to purchase an aggregate of 162,950 shares of common stock at an exercise price of $10.17 per share of common stock (the “Exchange Warrants”) and (iii) an aggregate of 82,654 shares of common stock:

•

On March 23, 2020, the Company entered into an Amendment and Exchange Agreement with Alpha Capital Anstalt (“Alpha”) pursuant to which the Company (a) issued to Alpha an Amended and Restated Note in an aggregate principal amount of $723,000, including capitalization of $51,000 of accrued default interest, and (b) in exchange for outstanding warrants to purchase shares of common stock held by Alpha, issued to Alpha (i) 66,123 shares of common stock, (ii) an Exchange Warrant to purchase 130,360 shares of common stock and (iii) a March 2020 Exchange Note in an aggregate principal amount of $145,000.

•

On March 23, 2020, the Company entered into an Amendment and Exchange Agreement with Osher Capital Partners LLC (“Osher”) pursuant to which the Company (a) issued to Osher an Amended and Restated Note in an aggregate principal amount of $108,000, including the capitalization of $8,000 of accrued default interest and (b) in exchange for outstanding warrants to purchase shares of common stock held by Osher, issued to Osher (i) 16,531 shares of common stock, (ii) a March 2020 Exchange Warrant to purchase 32,590 shares of common stock and (iii) a March 2020 Exchange Note in an aggregate principal amount of $22,000.

On March 24, 2020, the Company entered into an Exchange Agreement (the “Exchange Agreement”  and, together with the Amendment and Exchange Agreements, the "March 2020 Agreements”) with CVI Investments, Inc. (“CVI”) pursuant to which CVI exchanged its outstanding senior convertible note due 2022 for (i) a warrant to purchase 260,719 shares of common stock (the "CVI Exchange Warrant" and, together with the Exchange Warrants the "March 2020 Exchange Warrants") and (b) a senior convertible note in an aggregate principal amount of $1,829,000 convertible into shares of common stock at a conversion price of $9.20 per share (the "CVI Exchange Note", and together with the Exchange Notes, the "March 2020 Exchange Notes").

The Company evaluated the March 2020 Exchange Agreements as an exchange under ASC 470 and determined that the exchanges should be treated as debt extinguishments and reissuances. The Company accelerated the remaining unamortized discount and deferred financing fees as of the date of the exchange and recorded the fair value of the shares issued in exchange for the warrants cancelled as a loss on exchange of $1,592,000.  The Company valued the revised conversion features of the Amended and Restated Notes, the March 2020 Exchange Notes and the March 2020 Exchange Warrants using the binomial method and recorded a discount of $2,825,000 on the exchange dates. The Company used the following assumptions to value the conversion features and March 2020 Exchange Warrants:

	March 2020	March 2020
	Conversion Feature	Exchange Warrants
	(unaudited)	(unaudited)
Risk free rate	0.08-0.17%	0.038%
Market price per share	$6.63-6.68	$6.63- 6.68
Life of instrument in years	0.47-1.15	5.5
Volatility	117-139%	117%
Dividend yield	0%	0%

Between March 24, 2020 and May 18, 2020 CVI converted $1,829,000 of its senior convertible notes into 198,756 shares of common stock, Alpha converted $868,000 of its senior convertible notes into 94,298 shares of common stock and Osher converted $130,000 of its senior convertible notes into 14,023 shares of common stock.  These conversions resulted in full acceleration of all unamortized debt discount to expense of $2,419,000, recorded as other expense in the statement of operations as loss on conversion.

Certain conversions during the quarter ended May 31, 2020 resulted in shares issued below the closing market price on the date of conversion.  The Company recorded $57,000 of additional loss on conversion to the statement of operations for the three months ended May 31, 2020 representing the difference in fair value between the closing share price and the conversion price on the date of issuance.

The following table rolls forward the Senior Convertible Notes balances and related deferred financing costs and note discount balances  from August 31, 2019 to May 31, 2020:

		Deferred
	Gross	Financing	Note
	Principal	Costs	Discount	Net
Balance at August 31, 2019	$6,808,000	$(344,000)	$(3,113,000)	$3,351,000
Repayments in cash	(1,240,000)	-	-	(1,240,000)
Conversions to common stock	(6,060,000)	89,000	3,402,000	(2,569,000)
Notes issued - December 2019 exchange	267,000	-	-	267,000
Additional note discount issued - December 2019 exchange	-	-	(467,000)	(467,000)
Acceleration of discount and deferred financing cost - extinguishment	-	88,000	960,000	1,048,000
Additional notes issued - March 2020 exchange	166,000	-	-	166,000
Interest capitalized - March 2020 exchange	59,000	-	-	59,000
Additional note discount issued - March 2020 exchange	-	-	(2,825,000)	(2,825,000)
Amortization of interest expense	-	167,000	2,043,000	2,210,000
Balance at May 31, 2020	$-	$-	$-	$-

During the three and nine months ended May 31, 2020, the Company amortized $555,000 and $2,210,000, respectively, and for the three and nine months ended May 31, 2019, the Company amortized $722,000 and $1,433,000, respectively, to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the June 2018 Notes, the March 2019 Notes, March 2019 Exchange Notes, and the December 2019 Exchange Notes (as defined above).

Note 9: Senior Secured Convertible Notes Payable (in default)

The Company has issued three series of senior secured convertible notes payable. In general, each series is convertible into common shares of the Company. Senior Secured Convertible Notes Payable consist of the following:

	August 31,	August 31,
	2019	2018
Senior Secured Convertible notes, Principal	$6,808,000	$10,000,000
Less debt discount and deferred financing costs	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	$3,351,000	$6,171,000
Less current portion of convertible notes payable	(3,351,000)	(6,171,000)
Long-term convertible notes payable	$—	$—

The following table rolls forward the Convertible Notes Payable balances from August 31, 2018 to August 31, 2019:

		Deferred
	Gross	Financing	Note
	Principal	Costs	Discount	Net
Balance at August 31, 2018	$10,000,000	$(617,000)	$(3,212,000)	$6,171,000
Issuance of Notes Payable	5,639,000	(485,000)	(4,750,000)	404,000
Conversion of Principal into Equity	(8,395,000)	—	—	(8,395,000)
Amortization of Interest Expense	—	758,000	4,849,000	5,607,000
Repayment of Principal in cash	(436,000)	—	—	(436,000)
Balance at August 31, 2019	$6,808,000	$(344,000)	$(3,113,000)	$3,351,000
Less Current Amount	(6,808,000)	344,000	3,113,000	(3,351,000)
Long Term Balance at August 31, 2019	$—	$—	$—	$—

The following table outlines the gross principal balance rollforward for each series from August 31, 2018 to August 31, 2019. Each series is described in further detail below.

	June 2018	December 2018	March 2019
	Notes	Notes	Notes	Total
Gross Balance at August 31, 2018	$10,000,000	$—	$—	$10,000,000
Issuance of Notes Payable	—	889,000	4,750,000	5,639,000
Repayment of Principal in cash	(436,000)	—	—	(436,000)
Conversion of Principal into Equity	(8,098,000)	(22,000)	(275,000)	(8,395,000)
Gross Balance at August 31, 2019	$1,466,000	$867,000	$4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(27,000)	—	(317,000)	(344,000)
Deferred Financing Costs	(5,000)	—	(3,108,000)	(3,113,000)
Carrying Balance at August 31, 2019	$1,434,000	$867,000	$1,050,000	$3,351,000
Less Current Amount	(1,434,000)	(867,000)	(1,050,000)	(3,351,000)
Long Term Balance at August 31, 2019	$—	$—	$—	$—

During the years ended August 31, 2019 and 2018 the Company amortized $5,607,000 and $951,000, respectively, to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the June 2018 and March 2019 Notes.

During the year ended August 31, 2019, investors converted $8,395,000 of principal and $509,000 of interest expense into approximately 172,500 shares of common stock of the company. The Company has been converting the convertible notes in its shares of common stock at a fifteen percent (15%) discount to the lowest volume weighted average price (“VWAP”) whereas the terms of the agreement state that such discount to the original conversion price of $99.60 should have been initiated on or after the maturity date of the convertible notes or September 4, 2019. The accounting standards require the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. Included in the 172.500 shares issued for the 2019 conversions were approximately 67,500 shares valued at $3.9 million on the date of issuance at fair value and issued related to consideration delivered in excess of the consideration issuable under the original conversion terms. This resulted in a non-cash charge of $3.9 million for the year ended August 31, 2019 recorded as loss on debt extinguishment in the statement of operations. There were no conversions of convertible notes during fiscal 2018.

On June 3, 2019, one of its institutional investors filed claim in the United States District Court, Southern District of New York seeking preliminary injunctive relief against the Company to immediately deliver one million shares of the Company’s common stock and to honor all future conversion requests duly submitted in accordance with the terms of the notes.

On June 7, 2019, and June 10, 2019, the Company received notices from two of its institutional investors that the Company was in default due to missed principal and interest payments under the terms of the Notes. On June 27, 2019, the Company reported that is has informed its convertible note holders that it will cease honoring conversion requests of the 2018 and 2019 Notes forcing a voluntary default of these instruments. The Company is pursuing a renegotiation and amendment of these instruments in an effort to avoid litigation. The Company is requesting to amend the terms of the notes to remove the conversion features and revise the cash amortization, among other items.

See also Note 14 for litigation related to the Convertible Notes Payable.

From June 10, 2019 until year end, the Company has accrued interest at the default interest rate for all note series representing approximately $0.3 million of additional interest payable. The Company has accrued an additional $1.8 million to accrued default liabilities as of August 31, 2019 and charged to a loss on note default on the statement of operations for the year ending August 31, 2019, representing potential liability associated with the default of the notes payable for default premium, potential liquidating damages, and other costs associated with the notes in default.

June 2018 Senior Convertible Notes (in default)

On June 4, 2018, the Company issued $10 million of senior convertible notes (“June 2018 Notes”) to institutional investors with an original issue discount of $1 million for a purchase price of $9 million. The notes bear interest at a rate of 8%, with one year’s interest guaranteed, and have a maturity date of September 4, 2019. The Notes remain outstanding as of November 22, 2019. The company received cash proceeds of $8.4 million representing the $9 million purchase price, reduced by approximately $0.6 million of financing costs directly related to the issuance of the June 2018 Notes.

Concurrent with the sale of the June 2018 Notes, the Company granted warrants to purchase 25,100 shares of common stock to its institutional investors and warrants to purchase 5,422 shares of common stock to its investment banker as placement fees, at an exercise price of $99.60, subject to down round price protection adjustment, as defined in the agreements. The warrants were valued at the date of issuance using the lattice-based option pricing model at $86.80 per warrant. Both the June 2018 Notes and the related warrants were issued with registration rights, whereby the Company was obligated to register the shares underlying the June 2018 Notes or was subject to registration rights penalties. During the year ended August 31, 2018, the Company accrued a loss of $3,500,000 for penalties associated with the registration rights penalties. With the issuance of the December 2018 Notes described below, the Company reduced the loss accrual to $889,000 and recorded a gain of $2,611,000 to the statement of operations during the year ended August 31, 2019. Combined with the $1.8 million loss described above for the 2019 default loss estimate resulted in a net gain of $811,000 for the year ended August 31, 2019.

The terms of June 2018 notes are summarized as follows:

•	Term: September 4, 2019;
•	Coupon: 8%; Default interest rate: 18%;
•	Convertible at the option of the holder at any time;
•

Conversion price is initially set at $99.60 but subject to down round price protection. After maturity, the conversion price will be set subsequently at the lesser of the then conversion price and 85% of the volume weighted average price for the trading date immediately prior to the application conversion date; and

•

Monthly amortization of principal either in cash at a 10% premium or in stock, subject to equity conditions, at a 15% discount to the lowest volume weighted average price, at the option of the Company.

Debt issuance costs

The Company paid approximately $0.8 million of incremental issuance costs directly attributable to the issuance of the senior secured convertible notes. These costs were recorded as a discount to the convertible notes and they are amortized straight line over the term to interest expense, which approximates the effective interest method.

Debt Discount

During the year ended August 31, 2018, the Company recorded an aggregate debt discount of $4.1 million for the June 2018 Notes. The debt discount includes an initial $1 million resulting from the original issuance discount on the convertible notes and an initial $2.2 million resulting from the fair value of the warrants and $0.9 million resulting from the beneficial conversion feature on the non-detachable conversion option. The Company evaluated the warrants and determined that the warrants did not qualify for derivative accounting as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offering and pro rata distributions and subject to down round price protection. The Company reviewed the guidance under ASC 470 Debt and allocated the proceeds from the sale of a debt instrument with stock purchase warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. As a result, the Company allocated $2.2 million to the warrants and was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements.

The Company valued the issued warrants using the Lattice pricing model at $52.80 per warrant with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.78 percent, and annualized volatility of 122%. The debt discount is amortized straight-line over the stated life of the obligation, which approximates the effective interest method. Any conversions results in a pro-rata acceleration of unamortized debt discount and debt issuance costs to interest expense on the date of conversion.

Event of default – August 2018

At the June 2018 issuance, the Company executed registration rights agreements with each of its institutional investors. These registration rights agreements require, among other things, that the initial registration statement should be (a) filed within 30 days of June 4, 2018, and (b) declared effective within 90 days of June 4, 2018. The Company’s registration statement was filed on October 1, 2018 and it was declared effective by the SEC on October 29, 2018; thus, both the filing and effectiveness deadlines were missed.

The Company recorded in its consolidated financial statements the mandatory default amount as stipulated in the convertible note agreements. As of August 31, 2018, the Company recorded approximately $3.5 million, which is reported under current liabilities in its consolidated statement of operations, and a further $0.6 million of accrued interest.

On December 20, 2018, the Company entered into settlement agreements with its institutional investors, which resolved all disputes relating to technical defaults by the Company in failing to meet deadlines for filing a registration statement and for having a registration statement effective by the SEC. As a result of such settlement, the Company increased the principal amount of the convertible notes by issuing $889,000 of December 2018 Notes in full settlement of the previously accrued $3.5 million default. The Company accrued an additional $1.8 million in liquidating damages and recognized an $811,000 gain on recovery of these accrued penalties.

December 2018 Notes (in default)

On December 20, 2018, the Company entered into settlement agreements with its institutional investors, which resolved all disputes relating to technical defaults by the Company in failing to meet deadlines for filing a registration statement and for having a registration statement effective by the SEC. As a result of such settlement, the Company issued additional notes (“December 2018 Notes” in the amount of $889,000 on substantially the same terms as the June 2018 Notes except that the stated interest rate was 0% and the term of the December 2018 Notes was December 31, 2019. There was no recorded discount or deferred financing costs for the December 2018 Notes issued.

March 2019 Bridge Financing (in default)

On March 12, 2019, the Company issued convertible notes in the principal amount of $4,750,000 with an original issue discount of $1 million for a purchase price of $3,750,000 to certain of its existing institutional investors (“March 2019 Notes”) and mature on September 12, 2020. The Company received net cash proceeds of $3.3 million to be used for mobile application development and working capital. The Company incurred approximately $0.5 million of debt issuance costs that are incremental costs directly related to the issuance of the bridge financing senior convertible notes payable.

The terms of the March 2019 convertible notes are summarized as follows:

•	Term: September 12, 2020;
•	Coupon: 0%;
•	Default interest rate: 18%;
•	Original issue discount: $1,000,000;
•	Convertible at the option of the holder at any time;
•	Initial conversion price is set at $66.80 but subject to down round price protection;
•

Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;

•

Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;

•	Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.

In connection with the note, the Company issued 74,390 warrants (“March 2019 Warrants”), exercisable at $70.00, with a five-year term. The Company evaluated the warrants issued and determined that they were derivative liabilities. The Company estimated the fair value of the warrants using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, resulting in a fair value of $3,917,000.

The Company estimated the aggregate fair value of the conversion feature derivative embedded in the debenture (“March 2019 Conversion Feature”) at issuance at $2,421,000 based on weighted probabilities of assumptions using the Lattice pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $63.60, a risk-free interest rate of 2.49% and expected volatility of the Company’s common stock of 122%, and the various estimated reset exercise prices weighted by probability.

This resulted in the calculated fair value of the debt discount resulted from bifurcating the warrants and the conversion feature being greater than the face amount of the debt and the original issue discount, and the excess amount of $2.6 million was immediately expensed as financing costs.

March 2019 Derivative Liabilities:

Both the March 2019 Warrants and the March 2019 Conversion Feature are accounted for as derivative liabilities. As such, each derivative is marked to market at each reporting date. Prior to March 2019, the Company had no derivative liabilities. The following table provides the activity for the Company’s derivative liabilities for the year ended August 31, 2019.

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2018	$—	$—	$—
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)	(13,000)
Change in fair value	444,000	(3,013,000)	(2,569,000)
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000

The Company used the following assumptions to estimate fair value of the derivatives as of August 31, 2019, using the default rate of 75% of market price as a conversion price:

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
Risk free rate	1.76%	1.39%
Market price per share	$19.04	$19.04
Life of instrument in years	1.04	4.47
Volatility	100%	119%
Dividend yield	0%	0%